Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary Of Trade And Other Receivables Detailed Information

	2024 € '000s	2023 € '000s
Processor receivables	33,901	49,227
Trade receivables	22,957	41,369
Other receivables	8,409	10,239
Prepayments	68,524	53,780
	133,791	154,615